Operating lease receivables - Schedule of Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating Lease [Abstract]
Balance as of January 1	$ 1,916,124	$ 1,957,935	$ 3,507,156
Increase in loss allowance arising from new financial assets recognized in the year	1,615,852	760,072	1,516,248
Decrease in loss allowance from derecognition of financial assets in the year	(995,083)	(801,883)	(3,065,469)
Balance as of December 31,	$ 2,536,893	$ 1,916,124	$ 1,957,935